UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-08501

The Boyle Fund

(Exact name of registrant as specified in charter)

850 Powell Street, Suite 104, San Francisco, California 94108

(Address of principal executive offices)(Zip code)

Michael J. Boyle

Boyle Management and Research, Inc.

850 Powell Street, Suite 104, San Francisco, California 94108

 (Name and address of agent for service)

Registrant's telephone number, including area code: (415) 693-0800

Date of fiscal year end: June 30

Date of reporting period: June 30, 2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

ANNUAL REPORT

Boyle Marathon Fund

June 30, 2003

Boyle Marathon Fund

850 Powell Street, Suite 104

San Francisco, CA 94108

1-415-693-0800

August 28, 2003

Dear Fellow Shareholders:

What a difference a year makes! Last year at this time investors were squarely facing a war on terrorism, fear of a double dip recession, threat of a war with Iraq perhaps involving chemical weapons or worse, and fear of deflation. Looking forward, with the Iraq major fighting behind us and with the economy primed to accelerate growth by low interest rates and tax cuts, investors are facing a much more upbeat outlook for the economy and stock prices. The recent economic data, including surveys on consumer confidence, confirm a pickup in the economy in the June quarter and into the September quarter. Forecasters are predicting accelerated growth in the December and a continuation of growth into 2004.

During the last fiscal year, the Fund's holdings in homebuilding, health care, specialty retailing, homeland defense, consumer electronics, and computer security performed well. Clearly, low interest rates, the HMOs ability to raise prices, new and innovative products for consumers in electronics and apparel, and the continuing need for computer security and homeland defense were the reason for the success of those companies.

During the next fiscal year, tax cuts, tax credits, low interest rates, record numbers of mortgage refinancing, a weaker U.S. dollar, spending on defense and homeland security, and the proposed new prescription drug benefit could get the economy growing faster. Thus, consumer spending, essential services, defense and homeland security, and financial services are attractive investment areas. The Fund has successful companies in these areas.

As you know, the Boyle Marathon Fund outperformed the S&P 500 Index in the last growth market and year-to-date, the Fund is ahead 17.12% as compared with 13.98% for the S&P 500 Index. You should consider adding to your position before share prices get too high. Being a regular investor helps you take advantage of the market lows and rising markets like the last 5 months.

We thank our shareholders for their continued confidence and trust. Please feel free to call us toll free or visit our web site for daily updates.

/s/Michael J. and Joanne E. Boyle

Michael J. and Joanne E. Boyle

P.S.   Please tell your good friends about the Boyle Marathon Fund.

1-888-88-BOYLE (Toll Free)                                                             www.boylefund.com

Past performance does not guarantee future results. Investment return and principal values will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. The Fund's portfolio differs significantly from the securities in the S&P 500 Index. The S&P 500 Index is unmanaged and therefore does not reflect the cost of portfolio management or trading.

________________________________________________________________________________

1 Year Return

5 Year Return

Since Inception

Value of $10,000

Ending 6/30/03       Ending 6/30/03

Ave. Annual Return

Investment

Boyle Marathon Fund

    + 0.16%           - 9.43%                  - 8.32%            $6,281

S&P 500 Index

    - 1.55%            - 2.67%                  - 0.88%            $9,387

______________________________________________________________________

The Boyle Marathon Fund is a no-load growth fund that seeks to consistently beat the S&P 500 Index without taxing shareholders. The Fund is currently invested in small, mid size and large capitalization stocks.

______________________________________________________________________

Boyle Marathon Fund

			Schedule of Investments
			June 30, 2003
Shares/Principal Amount		Market Value	% Assets

Technology
2,000	PEC Solutions, Inc. *	$ 32,120
1,500	QLogic Corp. *	72,360
5,000	RF Micro Devices, Inc.*	29,500
500	Symantec Corp. *	21,955
		155,935	9.51%
Retail
4,000	Chico's FAS Corp.*	84,200
500	Kohl's Corp. *	25,690
2,000	K-Swiss Inc. Class A	69,020
500	Rent-A-Center, Inc. *	37,905
2,000	Sonic Automotive, Inc. Class A *	43,820
		260,635	15.90%

Health Care
1,000	Andrx Group *	19,950
500	DENTSPLY International, Inc.	20,480
800	Health Net Inc. Class A *	26,360
1,000	Lannett Co., Inc. *	23,440
1,000	Mentor Corp.	19,400
500	Oxford Health Plans, Inc. *	21,015
1,000	Pfizer, Inc.	34,150
		164,795	10.05%
Financial Services
1,000	American Home Mortgage Holding	19,360
1,000	H&R Block, Inc.	43,250
4,000	J.P. Morgan Chase & Co.	136,720
500	North Fork Bancorp., Inc.	17,030
2,000	Schwab (Charles) Corp.	20,180
1,000	SunGard Data Systems, Inc.*	25,910
1,000	Tradestation Group, Inc. *	10,250
		272,700	16.64%
Other
1,000	Denbury Resources, Inc. *	13,430
1,000	Freeport-McMoran Copper & Gold, Inc. Class B	24,500
1,000	Toll Brothers, Inc. *	28,310
700	UTStarcom, Inc. *	24,948
500	Winnebago Industries, Inc.	18,950
500	Weight Watchers International, Inc. *	22,745
2,000	XM Satellite Radio Holdings - Class A *	21,980
		154,863	9.45%

Total Common Stock (Cost $990,437)		$ 1,008,928	61.55%

Long-Term Investment Trusts
500	DIAMONDS Trust	44,950
6,000	Nasdaq-100 Trust Series 1*	179,520
800	S&P Depositary Receipts Trust	78,168

Total Long-Term Investment Trusts (Cost $264,786)		$ 302,638	18.46%

Depositary Trusts
1,000	Internet Architecture HOLDRS Trust	31,250
2,000	Internet HOLDRS Trust	77,700
3,000	Semiconductors HOLDRS Trust	84,690

Total Depositary Trusts (Cost $169,614)		$ 193,640	11.81%

Cash Equivalents
142,402	Fifth Third U.S. Treasury Money Market Fund	142,402	8.69%
	Interest Rate .90% (cost $142,402)

Total Investments (Cost $1,567,239)		$ 1,647,608	100.51%

	Liabilities in Excess of Other Assets	(8,416)	(0.51)%
	Net Assets	$ 1,639,192	100.00%

The accompanying notes are an integral part of the financial statements.

Boyle Marathon Fund

Statement of Assets and Liabilities
June 30, 2003

Assets:
Investment Securities at Market Value	$ 1,647,608
(Identified Cost - $1,567,239)
Cash	5,058
Receivables:
Dividends and Interest	1,296
Due From Brokers	46,520
Shareholder Purchases	200
Total Assets	$1,700,682
Liabilities
Payables:
Management Fees	2,103
Administration Fees	1,402
Accrued Expenses	9,810
Due to Brokers	48,175
Total Liabilities	$61,490
Net Assets	$1,639,192
Net Assets Consist of:
Capital Paid In	4,274,266
Accumulated Realized Gain (Loss) on Investments - Net	(2,715,443)
Unrealized Depreciation in Value
of Investments Based on Identified Cost - Net	80,369
Net Assets, for 265,271 Shares Outstanding	$1,639,192
Net Asset Value and Redemption Price
Per Share ($1,639,192/265,271 shares)	$ 6.18

The accompanying notes are an integral part of the financial statements.

Boyle Marathon Fund

Statement of Operations
For the Year Ended June 30, 2003

Investment Income:
Dividends	$ 9,648
Interest	2,724
Total Investment Income	$12,372
Expenses
Management Fees (Note 3)	22,586
Administration Fee (Note 3)	15,057
Audit Expense	7,119
Organizational Costs	1,312
Trustee Fees	228
Total Expenses	$46,302

Net Investment Income (Loss)	(33,930)

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on Investments	(108,940)
Unrealized Gain (Loss) from Appreciation (Depreciation) on Investments	140,618
Net Realized and Unrealized Gain (Loss) on Investments	$31,678

Net Increase (Decrease) in Net Assets from Operations	$(2,252)

The accompanying notes are an integral part of the financial statements.

Boyle Marathon Fund

Statement of Changes in Net Assets
	7/1/2002	7/1/2001
	to	to
	6/30/2003	6/30/2002
From Operations:
Net Investment Income (Loss)	$ (33,930)	$ (48,743)
Net Realized Gain (Loss) on Investments	(108,940)	(1,119,927)
Net Unrealized Appreciation (Depreciation)	140,618	270,354
Increase (Decrease) in Net Assets from Operations	$ (2,252)	$ (898,316)
From Distributions to Shareholders
Net Investment Income	0	0
Net Realized Gain (Loss) from Security Transactions	0	0
Net Increase (Decrease) from Distributions	$ 0	$ 0
From Capital Share Transactions:
Proceeds From Sale of Shares	65,911	60,388
Net Asset Value of Shares Issued on Reinvestment of Dividends	0	0
Cost of Shares Redeemed	(102,339)	(320,795)
	$ (36,428)	$ (260,407)

Net Decrease in Net Assets	(38,680)	(1,158,723)
Net Assets at Beginning of Period	1,677,872	2,836,595
Net Assets at End of Period	$ 1,639,192	$ 1,677,872

Share Transactions:
Issued	11,605	8,205
Reinvested	0	0
Redeemed	(18,292)	(40,818)
Net increase (decrease) in shares	(6,687)	(32,613)
Shares outstanding beginning of period	271,958	304,571
Shares outstanding end of period	265,271	271,958

The accompanying notes are an integral part of the financial statements.

Boyle Marathon Fund

Financial Highlights
Selected data for a share of common stock outstanding throughout the period:

	7/1/2002	7/1/2001	7/1/2000	7/1/1999	7/1/1998
	to	to	to	to	to
	6/30/2003	6/30/2002	6/30/2001	6/30/2000	6/30/1999
Net Asset Value -
Beginning of Period	$6.17	$9.31	$22.49	$14.61	$10.31
Net Investment Income/(Loss)	(0.13)	(0.17)	(0.37)	(0.59)	(0.36)
Net Gains or Losses on Securities
(realized and unrealized)	0.14	(2.97)	(12.81)	8.82	4.66
Total from Investment Operations	$0.01	($3.14)	($13.18)	$8.23	$4.30

Distributions (from capital gains)	0.00	0.00	0.00	(0.35)	0.00
Total Distributions	$0.00	$0.00	$0.00	($0.35)	$0.00
Net Asset Value -
End of Period	$6.18	$6.17	$9.31	$22.49	$14.61
Total Return	0.16%	(33.73)%	(58.56)%	56.47%	41.71%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$1,639	$1,678	$2,837	$6,247	$2,066

Ratio of Expenses to Average Net Assets	3.08%	2.99%	2.78%	2.78%	3.36%
Ratio of Net Income to Average Net Assets	(2.25)%	(2.29)%	(2.25)%	(2.50)%	(2.97)%

Portfolio Turnover Rate	92.92%	158.05%	100.86%	74.67%	59.04%

The accompanying notes are an integral part of the financial statements.

BOYLE MARATHON FUND

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2003

1.)

ORGANIZATION

The Fund is an open-end management investment company, organized as a Trust under the laws of the State of Delaware by a Declaration of Trust in October 1997.  The Fund is non-diversified and has the primary investment objective of long-term capital appreciation.  Receipt of income is a secondary objective.  The Fund intends to invest primarily in securities of companies in the technology, financial services, pharmaceutical, and retail fields.  Significant accounting policies of the Fund are presented below:

2.)

SIGNIFICANT ACCOUNTING POLICIES

The Fund intends to invest in a wide variety of equity and debt securities.  The investments in securities are carried at market value.  The market quotation used for common stocks, including those listed on the NASDAQ National Market System, is the last sale price on the date on which the valuation is made or, in the absence of sales, at the closing bid price.  Over-the-counter securities will be valued on the basis of the bid price at the close of each business day.  Short-term investments are valued at amortized cost, which approximates market.  Securities for which market quotations are not readily available will be valued at fair value as determined in good faith pursuant to procedures established by the Board of Directors.

SECURITY TRANSACTION TIMING

Security transactions are recorded on the dates transactions are entered into.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Interest income is recorded as earned.  The Fund uses the identified cost basis in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.

INCOME TAXES:

It is the Fund's policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service.  This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income.  In addition, it is the Fund's policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

ESTIMATES:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

OTHER:

Generally accepted accounting principles require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to paid in capital.

3.)

INVESTMENT ADVISORY AGREEMENT

The Fund has entered into an investment advisory and administration agreement with Boyle Management and Research, Inc.  The Investment Adviser receives from the Fund as compensation for its services an annual fee of 1.5% on the Fund's average daily net assets. Boyle Management and Research, Inc. receives from the Fund as compensation for its administrative services an annual fee of 1.0% of the Fund’s average daily net assets. Boyle Management and Research, Inc. has agreed to be responsible for payment of all operating expenses of the Fund except for brokerage and commission expenses, expenses of the Trustees who are not officers of the Investment Adviser, annual independent audit expenses and any extraordinary and non-recurring expenses. From time to time, Boyle Management and Research, Inc. may waive some or all of the fees and may reimburse expenses of the Fund. For the year ended June 30, 2003, the adviser earned management fees of $22,586 and administration fees of $15,057.  As of June 30, 2003 the Fund owed $3,505 to Boyle Management and Research, Inc. for advisory and administrative services.  Certain owners of Boyle Marathon and Research, Inc. are also owners and/or trustees of the Boyle Marathon Fund.  These individuals may receive benefits from any management and or administration fees paid to the Adviser.

4.)

CAPITAL STOCK AND DISTRIBUTION

At June 30, 2003 an indefinite number of shares of capital stock were authorized, and Capital Paid-In amounted to $4,274,266.

5.)

PURCHASES AND SALES OF SECURITIES

During the year ending June 30, 2003, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $1,161,267 and $1,320,430 respectively.  Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.  The aggregate cost of securities for federal income tax purposes at June 30, 2003 was $1,568,924.  The difference between book cost and tax cost consists of wash sales in the amount of $1,685.

6.)

SECURITY TRANSACTIONS

At June 30, 2003, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
$199,536	$(120,852)	$78,684

7.)

ORGANIZATION COSTS

Organization costs were being amortized on a straight-line basis over a five-year period that ended in February 2003.

8.)

RELATED PARTY TRANSACTIONS

The beneficial ownership, either directly of indirectly, of more that 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of June 30, 2003, Michael & Joanne Boyle, officers of the fund and of the Advisor, held 33.01% of the Fund.

9.)

LOSS CARRYFORWARDS

At June 30, 2003, the Fund had available for federal tax purposes an unused capital loss carryforward of $2,646,859, of which $1,339,398 expires in 2009, $782,105 expires in 2010, and $525,356 expires in 2011.  Capital loss carryforwards are available to offset future realized capital gains.  To the extent that these carryforwards are used to offset future capital gains it is probable that the amount which is offset, will not be distributed to shareholders.

10) DISTRIBUTABLE EARNINGS

As of June 30, 2003 the components of distributable earnings/ (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income/ (accumulated losses)$0

Undistributed long-term capital gain/ (accumulated losses)(2,713,758)

Unrealized appreciation/ (depreciation) 78,684

$ (2,635,074)

The difference between book basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales.

INDEPENDENT AUDITOR'S REPORT

To The Shareholders and

Board of Trustees

Boyle Marathon Fund:

We have audited the accompanying statement of assets and liabilities of Boyle Marathon Fund, including the schedule of portfolio investments, as of June 30, 2003, and the related statement of operations for the year then ended,  the statements of changes in net assets for each of the two years in the period then ended and financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of investments and cash held by the custodian as of June 30, 2003 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights, referred to above, present fairly, in all material respects, the financial position of Boyle Marathon Fund as of June 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/McCurdy & Associates CPA’s, Inc.

McCurdy & Associates CPA's, Inc.

Westlake, Ohio

July 14, 2003

Board of Trustees

Michael J. Boyle, Chairman

Joanne E. Boyle, Trustee Emeritus

James A. Hughes, Jr.

Edward J. Loftus

Investment Adviser

Boyle Management and Research, Inc.

850 Powell Street, Suite 104

San Francisco, CA 94108

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services

8869 Brecksville Rd., Suite C

Brecksville, Ohio  44141

Custodian

Fifth Third Bank

Mutual Fund Services

38 Fountain Square Plaza

MD 1090E5

Cincinnati, Ohio  45263

Independent Auditors

McCurdy & Associates CPA’s, Inc.

27955 Clemens Rd.

Westlake, Ohio  44145

This report is provided for the general information of the shareholders of the Boyle Marathon Fund. This report is not intended for distribution to prospective investors in the funds, unless preceded or accompanied by an effective prospectus.

Item 2.  Code of Ethics.  Not applicable.

Item 3.  Audit Committee Financial Expert. Not applicable.

Item 4.  Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Reserved.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8. Reserved.

Item 9.  Controls and Procedures.

(a)

Based  on  the  evaluation of the Registrant's Disclosure Controls and Procedures  as  of  a  date  within  90  days  of the Filing Date, the Registrant's  President  and  Treasurer/CFO  has  determined  that the Disclosure  Controls and Procedures (as defined in Rule 30a-2(c) under the  Act)  are  designed  to  ensure  that  information required to be disclosed  by  the  Registrant  is recorded, processed, summarized and reported  by  the  Filing  Date,  and  that information required to be disclosed   in   the   report  is  communicated  to  the  Registrant's management,  as  appropriate,  to  allow  timely  decisions  regarding required disclosure.

(b)

There were no significant changes in the registrant’s internal controls or in other factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10.Exhibits.

(a)

 ANY CODE OF ETHICS OR AMENDMENT THERETO.

Not applicable.

(b)

CERTIFICATION PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002.

Filed herewith.

(c)

CERTIFICATION PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002.

Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Boyle Fund

By /s/Michael J. Boyle

      Michael J. Boyle

      President and CEO

Date September 8, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Michael J. Boyle

      Michael J. Boyle

      President and CEO

Date September 8, 2003

By /s/Joanne E. Boyle

      Joanne E. Boyle

      Treasurer

Date September 8, 2003